Common and Preferred Shares - Other equity instruments (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($) $ / shares	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Total other equity instruments	$ 3,249		$ 1,560
Additional Tier1 capital instruments One [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	Oct. 12, 2017
Other equity instruments Notional Amount		$ 1,250
Interest rate	4.65%
Payment frequency	Semi-annually
Other equity instruments interest per annum after reset date	LIBOR + 2.648%
Interest rate after reset	2.648%
Redemption frequency after reset	Quarterly
Total other equity instruments	$ 1,560		$ 1,560
Distributions paid per note | $ / shares		$ 46.50		$ 46.50
Additional Tier1 capital instruments Two [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	Jun. 04, 2020
Other equity instruments Notional Amount		$ 1,250
Interest rate	4.90%
Payment frequency	Quarterly
Other equity instruments interest per annum after reset date	UST + 4.551%
Interest rate after reset	4.551%
Redemption frequency after reset	Every five years
Total other equity instruments	$ 1,689
Distributions paid per note | $ / shares		$ 12.25